14. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets other than goodwill [abstract]
Statement of financial position details
	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	2,066,459	(571,606)	1,494,853	5,465,206	(1,391,862)	4,073,344
Concession agreements – economic value	1,334,531	(621,679)	712,852	1,948,255	(716,246)	1,232,009
Program contracts	19,413,768	(5,594,068)	13,819,700	12,710,937	(3,933,008)	8,777,929
Program contracts – commitments	1,651,434	(286,559)	1,364,875	1,320,106	(240,555)	1,079,551
Services contracts – São Paulo	19,217,091	(4,826,328)	14,390,763	17,474,797	(4,083,345)	13,391,452
Software license of use	829,739	(358,033)	471,706	748,962	(290,787)	458,175
Right of use	113,233	(42,535)	70,698	-	-	-
Total	44,626,255	(12,300,808)	32,325,447	39,668,263	(10,655,803)	29,012,460

Changes in intangible assets
	December 31, 2018	First-time adoption of IFRS 16	Addition	Contract renewal	Transfer to indemnities receivable	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2019*
Intangible right arising from:
Concession agreements – equity value (*)	4,073,344	-	2	(2,690,660)	(4,345)	131,809	76,804	(8,311)	(83,790)	1,494,853
Concession agreements – economic value	1,232,009	-	2,034	(532,173)	-	89,041	1,956	(569)	(79,446)	712,852
Program contracts (*)	8,777,929	-	1,338,443	3,223,773	-	970,534	137,283	(10,312)	(617,950)	13,819,700
Program contracts – commitments	1,079,551	-	331,328	-	-	-	-	-	(46,004)	1,364,875
Services contracts – São Paulo	13,391,452	-	3,867	(940)	-	2,054,940	(228,583)	(20,739)	(809,234)	14,390,763
Software license of use	458,175	-	-	-	-	81,993	(991)	-	(67,471)	471,706
Right of use - Other assets	-	64,955	48,278	-	-	-	-	-	(42,535)	70,698
Intangible right arising from:	29,012,460	64,955	1,723,952	-	(4,345)	3,328,317	(13,531)	(39,931)	(1,746,430)	32,325,447

(*) As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 – R$ R$ 98,077 recognized as concession agreements – equity value and R$ 217,640 recognized as program contracts).

	December 31, 2017	Transfers to contract assets (*)	Additions	Contract renewal	Transfers of works (**)	Transfers	Write-offs and disposals	Amortization	December 31, 2018
Intangible right arising from:
Concession agreements – equity value	7,141,614	(1,427,046)	93	(1,935,780)	499,002	(5,268)	(1,406)	(197,865)	4,073,344
Concession agreements – economic value	1,433,937	(233,361)	373	-	114,442	88	(1,031)	(82,439)	1,232,009
Program contracts	7,595,066	(2,019,461)	928,818	1,935,780	681,742	3,011	(7,616)	(339,411)	8,777,929
Program contracts – commitments	910,375	-	206,946	-	-	-	-	(37,770)	1,079,551
Services contracts – São Paulo	15,917,015	(6,707,847)	3,724	-	4,818,734	12	(14,813)	(625,373)	13,391,452
Software license of use	468,125	-	4,774	-	54,790	686	-	(70,200)	458,175
Total	33,466,132	(10,387,715)	1,144,728	-	6,168,710	(1,471)	(24,866)	(1,353,058)	29,012,460

(*) Work in progress transferred to contract assets due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.

(**) Work in progress transferred from contract assets to intangible assets.

	December 31, 2016	Additions	Contract renewal	Reversal of estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2017
Intangible right arising from:
Concession agreements – equity value	7,482,955	374,775	(531,818)	2,078	1,663	(2,795)	(185,244)	7,141,614
Concession agreements – economic value	1,381,652	142,429	-	8	2,604	(1,163)	(91,593)	1,433,937
Program contracts	6,576,021	772,278	531,818	4,834	(1,784)	(6,606)	(281,495)	7,595,066
Program contracts – commitments	823,216	121,313	-	-	-	-	(34,154)	910,375
Services contracts – São Paulo	14,552,707	1,976,079	-	6,460	(18,346)	(13,848)	(586,037)	15,917,015
Software license of use	430,237	103,424	-	-	6,489	-	(72,025)	468,125
Total	31,246,788	3,490,298	-	13,380	(9,374)	(24,412)	(1,250,548)	33,466,132

Liabilities assumed
	December 31, 2019			December 31, 2018
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	44,003	208,217	252,220	39,283	252,093	291,376
São Lourenço	66,288	2,975,472	3,041,760	98,544	3,023,204	3,121,748
Total	110,291	3,183,689	3,293,980	137,827	3,275,297	3,413,124

Right of use
Nature	December 31, 2019
Leases related to Contract Assets	276,893

Leases related to Concession Agreements and Program Contracts	292,824
- Cost	405,426
- Accumulated amortization	(112,602)
Other assets	70,698
- Vehicles	91,709
- Properties	13,309
- Equipment	3,801
- Other	4,414
- Accumulated amortization	(42,535)
Right of use	640,415

Income statement impact
Impact in the income statement
December 31, 2019

Right-of-use amortization	(65,413)
Financial result – interest expenses	(54,791)
Short-term and low-value lease expenses	(51,855)
Decrease of the income of the year	(172,059)